December 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:       City National Rochdale Funds (File Nos. 333–16093 and 811–07923)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 70”).  The purpose of PEA No. 70 is to (i) incorporate comments received from the Staff to the Trust’s Post-Effective Amendment No. 65 filing, filed on October 4, 2013, and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the City National Rochdale Municipal High Income Fund, a separate series of the Trust.

I hereby certify that PEA No. 70 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please call the undersigned at (714) 830-0679 or Michael Glazer at (213) 680-6646 with any comments or questions.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee